CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 848.6	$ 767.6
Accounts receivables, net	254.1	249.0
Amount due from related party	24.2	80.6
Other current assets	86.8	117.0
Total current assets	1,213.7	1,214.2
Non-current assets:
Drilling units	5,170.9	5,340.9
Goodwill	3.2	3.2
Deferred tax assets	9.5	14.1
Other non-current assets	133.5	208.3
Total non-current assets	5,317.1	5,566.5
Total assets	6,530.8	6,780.7
Current liabilities:
Current portion of long-term debt	162.9	93.8
Current portion of long-term related party debt	24.7	135.6
Trade accounts payable and accruals	37.4	31.9
Current portion of deferred and contingent consideration to related party	41.7	45.6
Related party payable	157.0	189.6
Other current liabilities	121.8	168.9
Total current liabilities	545.5	665.4
Non-current liabilities:
Long-term debt	3,180.2	3,346.5
Long-term related party debt	0.0	24.7
Deferred and contingent consideration to related party	46.0	157.6
Deferred tax liability	1.5	1.5
Other non-current liabilities	55.8	49.2
Total non-current liabilities	3,283.5	3,579.5
Commitments and contingencies (see Note 15)
Members’ Capital:
Common unitholders (issued 75,278,250 units)	1,208.9	1,123.2
Subordinated unitholders (issued 16,543,350 units)	94.8	69.4
Seadrill member interest	0.0	0.0
Total members’ capital	1,303.7	1,192.6
Non-controlling interest	1,398.1	1,343.2
Total equity	2,701.8	2,535.8
Total liabilities and equity	$ 6,530.8	$ 6,780.7